Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 54.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,001,872	18,136,957
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	3,651,273	36,366,675
DWS Floating Rate Fund "Institutional" (a)	3,808,764	30,736,729
DWS Global Macro Fund "Institutional" (a)	870,215	8,240,939
DWS RREEF Global Infrastructure Fund "Institutional" (a)	1,893,201	28,208,700
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	1,066,550	10,260,207
DWS RREEF Real Estate Securities Fund "Institutional" (a)	949,889	20,774,062
Total Mutual Funds (Cost $154,841,046)		152,724,269
Exchange-Traded Funds 33.5%
Invesco DB U.S. Dollar Index Bullish Fund	215,000	5,596,450
iShares Global Infrastructure ETF	369,135	16,563,088
iShares JP Morgan USD Emerging Markets Bond ETF	141,200	15,540,472
iShares U.S. Preferred Stock ETF	413,240	15,103,922
SPDR Bloomberg Barclays Convertible Securities ETF	772,360	40,355,810
Total Exchange-Traded Funds (Cost $90,750,184)		93,159,742
Cash Equivalents 11.7%
DWS Central Cash Management Government Fund, 2.47% (a) (b)	6,098,645	6,098,645
DWS ESG Liquidity Fund "Institutional" (a)	26,531,469	26,531,469
Total Cash Equivalents (Cost $32,630,930)		32,630,114
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $278,222,160)	100.0	278,514,125
Other Assets and Liabilities, Net	0.0	29,218
Net Assets	100.0	278,543,343

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Mutual Funds 54.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
17,037,469	209,951	—	—	889,537	209,951	—	2,001,872	18,136,957
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
34,471,696	112,115	—	—	1,782,864	112,115	—	3,651,273	36,366,675
DWS Floating Rate Fund "Institutional" (a)
29,538,196	370,256	—	—	828,277	370,256	—	3,808,764	30,736,729
DWS Global Macro Fund "Institutional" (a)
6,302,154	1,639,000	—	—	299,785	—	—	870,215	8,240,939
DWS RREEF Global Infrastructure Fund "Institutional" (a)
12,746,320	13,295,215	—	—	2,167,165	93,215	—	1,893,201	28,208,700
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
13,651,660	—	5,254,000	26,045	1,836,502	—	—	1,066,550	10,260,207
DWS RREEF Real Estate Securities Fund "Institutional" (a)
17,837,606	99,255	—	—	2,837,201	—	—	949,889	20,774,062
Cash Equivalents 11.7%
DWS Central Cash Management Government Fund, 2.47% (a) (b)
17,736,862	23,887,679	35,525,896	—	—	95,052	—	6,098,645	6,098,645
DWS ESG Liquity Fund “Institutional” (a)
18,321,686	8,208,768	—	—	1,015	105,580		26,531,469	26,531,469
167,643,649	47,822,239	40,779,896	26,045	10,642,346	986,169	—	46,871,878	185,354,383

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$152,724,269	$—	$—	$152,724,269
Exchange-Traded Funds	93,159,742	—	—	93,159,742
Short-Term Investments	32,630,114	—	—	32,630,114
Total	$278,514,125	$—	$—	$278,514,125